SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Impairment on long-lived assets	$ 0	$ 13,700
Participation in research and development expenses	$ 0	$ 1,100